Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Earnings/(Loss) per Share

	For the year ended December 31,
	2024	2023	2022
Income attributable to common equity holders	431	5,272	24,280
Weighted average number of shares – basic and diluted	20,582,301	20,582,301	20,582,301
Earnings per common share – basic and diluted	0.02	0.26	1.18